Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Long-Term Liabilities [Line Items]
Current and long-term decommissioning liabilities	$ 2.7	$ 2.7
Interest expense	0.1
Decommissioning liabilities derecognized		$ 0.9
Decommissioning liabilities, description	It is expected that the decommissioning liabilities will mature between 2025 and 2062.
Interest payments	$ 12.7